Loan Servicing	12 Months Ended
Dec. 31, 2014
Loan Servicing [Abstract]
LOAN SERVICING
LOAN SERVICING
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$59,938	$64,718
FHLB	1,339	1,387
Total	$61,277	$66,105

Custodial escrow balances maintained in connection with serviced loans were $358,000 and $479,000, respectively, at December 31, 2014 and 2013.
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Servicing rights:
Beginning of year	$368	$344
Additions	33	92
Amortized to expense	(65)	(120)
Change in valuation allowance	15	52
End of year	$351	$368

Valuation allowance:
Beginning of year	$106	$158
Additions expensed	5	—
Reductions credited to expense	(20)	(52)
Direct write-downs	—	—
End of year	$91	$106
The weighted average amortization period for mortgage servicing rights was 3.95 years at December 31, 2014.